Segment information	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Segment information

4	Segment information

The Company has three reportable segments as follows:

• Undergrad, which provides educational services through undergraduate courses related to medicine, other health sciences and other undergraduate programs;

• Continuing Education, which provides specialization programs and graduate courses in medicine; and

• Digital Services, which provides content and technology for medical education, clinical decisions software, practice management tools and electronic medical records, doctor-patient relationship, telemedicine and digital prescription for physicians and provides access and demand and efficiency for the healthcare players.

Segment information is presented consistently with the internal reports provided to the Company's Chief Executive Officer (CEO), which is the Chief Operating Decision Maker (CODM) and is responsible for allocating resources, assessing the performance of the Company's operating segments, and making the Company's strategic decisions.

No operating segments have been aggregated to form the reportable operating segments. There is only one geographic region, and the results are monitored and evaluated as a single business.

The tables below presents assets and liabilities information for the Company’s operating segments as of December 31, 2023 and 2022, respectively:

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
As of December 31, 2023
Total assets	7,104,154	180,555	310,989	7,595,698	(11,217)	7,584,481
Current assets	1,001,156	86,361	127,206	1,214,723	(11,217)	1,203,506
Non-current assets	6,102,998	94,194	183,783	6,380,975	-	6,380,975

Total liabilities and equity	7,104,154	180,555	310,989	7,595,698	(11,217)	7,584,481
Current liabilities	787,658	87,447	194,679	1,069,784	(11,217)	1,058,567
Non-current liabilities	2,783,855	57,608	41,439	2,882,902	-	2,882,902
Equity	3,532,641	35,500	74,871	3,643,012	-	3,643,012

Other disclosures
Investments in associate (i)	51,834	-	-	51,834	-	51,834
Capital expenditures (ii)	139,361	15,178	63,889	218,428	-	218,428

(i)	Investment in UEPC is included in non-current assets in the statement of financial position.
(ii)	Capital expenditures consider the acquisitions of property and equipment and intangible assets.

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
As of December 31, 2022
Total assets	6,775,829	149,254	275,564	7,200,647	(1,108)	7,199,539
Current assets	1,461,802	61,673	115,290	1,638,765	(1,108)	1,637,657
Non-current assets	5,314,027	87,581	160,274	5,561,882	-	5,561,882

Total liabilities and equity	6,775,829	149,254	275,564	7,200,647	(1,108)	7,199,539
Current liabilities	711,896	57,605	137,296	906,797	(1,108)	905,689
Non-current liabilities	2,938,960	63,990	40,742	3,043,692	-	3,043,692
Equity	3,124,973	27,659	97,526	3,250,158	-	3,250,158

Other disclosures
Investments in associate (i)	53,907	-	-	53,907	-	53,907
Capital expenditures (ii)	247,634	8,827	61,694	318,155	-	318,155

(i)	Investment in UEPC is included in non-current assets in the statement of financial position.
(ii)	Capital expenditures consider the acquisitions of property and equipment and intangible assets.

The tables below presents the statements of income for the Company’s operating segments for the years ended December 31, 2023, 2022 and 2021:

	December 31, 2023
	Undergrad	Continuing Education	Digital Services	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	2,511,018	146,827	218,068	2,875,913	-	2,875,913
Inter-segment	-	-	11,217	11,217	(11,217)	-
Revenue	2,511,018	146,827	229,285	2,887,130	(11,217)	2,875,913
Cost of services	(997,973)	(62,792)	(60,265)	(1,121,030)	11,217	(1,109,813)
Gross profit	1,513,045	84,035	169,020	1,766,100	-	1,766,100
Selling, general and administrative expenses						(1,014,684)
Other income, net						15,645
Operating income						767,061
Finance income						110,642
Finance expenses						(457,616)
Share of income of associate						9,495
Income before income taxes						429,582
Income taxes expenses						(24,166)
Net income						405,416

	December 31, 2022
	Undergrad	Continuing Education	Digital Services	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	2,037,889	108,806	182,362	2,329,057	-	2,329,057
Inter-segment	-	-	7,622	7,622	(7,622)	-
Revenue	2,037,889	108,806	189,984	2,336,679	(7,622)	2,329,057
Cost of services	(763,185)	(56,554)	(47,435)	(867,174)	7,622	(859,552)
Gross profit	1,274,704	52,252	142,549	1,469,505	-	1,469,505
Selling, general and administrative expenses						(798,153)
Other expenses, net						(7,252)
Operating income						664,100
Finance income						102,042
Finance expenses						(349,893)
Share of income of associate						12,184
Income before income taxes						428,433
Income taxes expenses						(35,677)
Net income						392,756

	December 31, 2021
	Undergrad	Continuing Education	Digital Services	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	1,498,408	72,983	147,980	1,719,371	-	1,719,371
Inter-segment	-	-	3,978	3,978	(3,978)	-
Revenue	1,498,408	72,983	151,958	1,723,349	(3,978)	1,719,371
Cost of services	(554,995)	(50,773)	(50,510)	(656,278)	3,978	(652,300)
Gross profit	943,413	22,210	101,448	1,067,071	-	1,067,071
Selling, general and administrative expenses						(622,615)
Other expenses, net						(3,561)
Operating income						440,895
Finance income						64,566
Finance expenses						(243,796)
Share of income of associate						11,797
Income before income taxes						273,462
Income taxes expenses						(31,179)
Net income						242,283

Seasonality of operations

Undergrad’s tuition revenues are related to the intake process and monthly tuition fees charged to students over the period; thus, does not have significant fluctuations during the year. Continuing Education revenues are related to monthly intakes and tuition fees and do not have a considerable concentration in any period. Digital Services is comprised mainly of Medcel, Pebmed, and iClinic revenues. While Pebmed and iClinic do not have significant fluctuation regarding seasonality, Medcel’s revenue is concentrated in the first and last quarter of the year due to the enrollments. In addition, the majority of Medcel’s revenues are derived from printed books and e-books, which are recognized at the point in time when control is transferred to the customer. Consequently, the Digital Services segment generally has higher revenues and results of operations in the first and last quarters of the year than in the second and third quarters.